UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eric Semler
Address: c/o TCS Capital Management, LLC
         650 Fifth Avenue, 5th Floor
         New York, NY  10019

13F File Number:  28-10340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     (212) 259-2650

Signature, Place, and Date of Signing:

     /s/  Eamon Smith     New York, NY     May 13, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $146,772 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMC ENTMT INC                  COM              001669100     5981   689896 SH       SOLE                   689896        0        0
AMERICAN TOWER CORP            CL A             029912201    10450  1893100 SH       SOLE                  1893100        0        0
AOL TIME WARNER INC            COM              00184A105     4344   400000 SH       SOLE                   400000        0        0
AT&T WIRELESS SVCS INC         COM              00209A106     6472   980569 SH       SOLE                   980569        0        0
BELO CORP                      COM SER A        080555105     5470   270000 SH       SOLE                   270000        0        0
BROADWING INC                  COM              111620100     4526  1131600 SH       SOLE                  1131600        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     5412   285000 SH       SOLE                   285000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     3562   105000 SH       SOLE                   105000        0        0
CNET NETWORKS INC              COM              12613R104     1150   458190 SH       SOLE                   458190        0        0
COMCAST CORP NEW               CL A SPL         20030N200     7724   280972 SH       SOLE                   280972        0        0
CROWN CASTLE INTL CORP         COM              228227104      944   171700 SH       SOLE                   171700        0        0
FINDWHAT COM                   COM              317794105     9285   884320 SH       SOLE                   884320        0        0
GENERAL MTRS CORP              CL H NEW         370442832     2240   200000 SH       SOLE                   200000        0        0
GRAY TELEVISION INC            COM              389375106     4493   499200 SH       SOLE                   499200        0        0
GREY GLOBAL GROUP INC          COM              39787M108     5929     9610 SH       SOLE                     9610        0        0
HOTELS COM                     COM              44147T108     1557    27000 SH       SOLE                    27000        0        0
INTERPUBLIC GROUP COS INC      COM              460690100     9098   978300 SH       SOLE                   978300        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104     4770   405931 SH       SOLE                   405931        0        0
KNIGHT RIDDER INC              COM              499040103     2925    50000 SH       SOLE                    50000        0        0
NETRATINGS INC                 COM              64116M108     6642  1021788 SH       SOLE                  1021788        0        0
NEVADA GOLD & CASINOS INC      COM NEW          64126Q206     3152   500300 SH       SOLE                   500300        0        0
NEXTEL COMMUNICATIONS INC      CL A             65332V103     5356   400000 SH       SOLE                   400000        0        0
NII HLDGS INC                  CL B NEW         62913F201     4345   169600 SH       SOLE                   169600        0        0
PRIMEDIA INC                   COM              74157K101     5530  2257300 SH       SOLE                  2257300        0        0
SBC COMMUNICATIONS INC         COM              78387G103     4012   200000 SH       SOLE                   200000        0        0
Spectrasite Inc                COM              84761M104      248     8000 SH       SOLE                     8000        0        0
SPRINT CORP                    PCS COM SER 1    852061506     1635   375000 SH       SOLE                   375000        0        0
UNITEDGLOBALCOM                CL A             913247508      348   114000 SH       SOLE                   114000        0        0
USA INTERACTIVE                COM              902984103     4688   175000 SH       SOLE                   175000        0        0
VERIZON COMMUNICATIONS         COM              92343V104     3535   100000 SH       SOLE                   100000        0        0
VIACOM INC                     CL A             925524100     2739    75000 SH       SOLE                    75000        0        0
VIVENDI UNIVERSAL              SPON ADR NEW     92851S204     3618   270000 SH       SOLE                   270000        0        0
WESTERN WIRELESS CORP          CL A             95988E204     4592   817154 SH       SOLE                   817154        0        0